As filed with the Securities and Exchange Commission on May 18, 2011

1933 Act Registration No. 333-70754

1940 Act Registration No. 811-10509

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 31	☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 32	☒

(Check appropriate box or boxes)

AXA PREMIER VIP TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

Registrant’s telephone number, including area code: (212) 554-1234

PATRICIA LOUIE, ESQ.

Senior Vice President and Corporate Counsel

AXA Equitable Funds Management Group, LLC

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

MARK C. AMOROSI, ESQ.

K&L Gates LLP

1601 K Street N.W.

Washington, D.C. 20006

Telephone: (202) 778-9000

Approximate Date of Proposed Public Offering: Effective Date of this Post-Effective Amendment

Title of Securities Being Registered: Class A and Class B Shares of Beneficial Interest

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on [date] pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on [date] pursuant to paragraph (a) of Rule 485
☐	75 days after filing pursuant to paragraph (a)

if appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 31 to its Registration Statement on Form N-1A (“Post-Effective Amendment”) meets all the requirements for effectiveness under Rule 485(b) of the 1933 Act and that the Registrant has duly caused the Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York on the 18th day of May 2011.

AXA PREMIER VIP TRUST

By:	/s/ Steven M. Joenk
Steven M. Joenk
Chairman of the Board, Trustee, President and Chief Executive Officer

Pursuant to the requirements of the 1933 Act, as amended, this Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Steven M. Joenk	Chairman of the Board, Trustee, President and Chief Executive Officer	May 18, 2011
Steven M. Joenk

/s/ Gerald C. Crotty*	Trustee	May 18, 2011
Gerald C. Crotty

/s/ Barry Hamerling*	Trustee	May 18, 2011
Barry Hamerling

/s/ Cynthia R. Plouché*	Trustee	May 18, 2011
Cynthia R. Plouché

/s/ Rayman L. Solomon*	Trustee	May 18, 2011
Rayman L. Solomon

/s/ Brian E. Walsh *	Treasurer and Chief Financial Officer	May 18, 2011
Brian E. Walsh

* By:	/s/ Steven M. Joenk
Steven M. Joenk
(Attorney-in-Fact)

EXHIBIT INDEX

Exhibit 101.INS	XBRL Instance Document

Exhibit 101 SCH	XBRL Taxonomy Extension Schema Document

Exhibit 101.CAL	XBRL Taxonomy Extension Calculation Linkbase

Exhibit 101.DEF	XBRL Taxonomy Extension Definition Linkbase

Exhibit 101.LAB	XBRL Taxonomy Extension Labels LinkBase

Exhibit 101.PRE	XBRL Taxonomy Extension Presentation Linkbase